Investment Securities - Investment Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	$ 41,059		$ 39,040
Available-for-sale securities, Unrealized Gains	651		1,246
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(13)		(36)
Available-for-sale securities, Unrealized Losses Other	(762)		(111)
Available-for-sale securities, Fair Value	40,935	[1]	40,139	[1]
U.S. Treasury and agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	1,108		1,211
Available-for-sale securities, Unrealized Gains	4		16
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other	(67)		(1)
Available-for-sale securities, Fair Value	1,045		1,226
Collateralized Debt/Loan Obligation Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	20		32
Available-for-sale securities, Unrealized Gains	4		10
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other
Available-for-sale securities, Fair Value	24		42
Asset Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	616		579
Available-for-sale securities, Unrealized Gains	13		14
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other			(1)
Available-for-sale securities, Fair Value	629		592
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	5,673		6,059
Available-for-sale securities, Unrealized Gains	116		396
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other	(51)
Available-for-sale securities, Fair Value	5,738		6,455
Obligations of foreign governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	6		6
Available-for-sale securities, Unrealized Gains
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other
Available-for-sale securities, Fair Value	6		6
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	734		814
Available-for-sale securities, Unrealized Gains			2
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other	(94)		(85)
Available-for-sale securities, Fair Value	640		731
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	205		205
Available-for-sale securities, Unrealized Gains	24		27
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other	(17)		(14)
Available-for-sale securities, Fair Value	212		218
Other Investment [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	133		182
Available-for-sale securities, Unrealized Gains	28		20
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other
Available-for-sale securities, Fair Value	161		202
Agency [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	31,633		28,754
Available-for-sale securities, Unrealized Gains	449		746
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other	(529)		(5)
Available-for-sale securities, Fair Value	31,553		29,495
Agency [Member] | Commercial [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	148		185
Available-for-sale securities, Unrealized Gains	4		8
Available-for-sale securities, Unrealized Losses Other-than-Temporary
Available-for-sale securities, Unrealized Losses Other
Available-for-sale securities, Fair Value	152		193
Residential Non-Agency Prime [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	486		641
Available-for-sale securities, Unrealized Gains	4		3
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(8)		(16)
Available-for-sale securities, Unrealized Losses Other	(4)		(4)
Available-for-sale securities, Fair Value	478		624
Residential Non-Agency Non-Prime [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	297		372
Available-for-sale securities, Unrealized Gains	5		4
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(5)		(20)
Available-for-sale securities, Unrealized Losses Other			(1)
Available-for-sale securities, Fair Value	$ 297		$ 355

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.